Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBAX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBBX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABCX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBIX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBRX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBUX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBTX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABYX